Incentive Unit Compensation	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Incentive Unit Compensation

Note 9—Incentive Unit Compensation

Follow‑On Incentive Units

Under the Amended and Restated NGP Centennial Follow‑On LLC Agreement (“Follow‑On LLC Agreement”), Follow‑On grants certain incentive units to certain employees of Centennial Resource Management, LLC (“Centennial Management”), a wholly‑owned subsidiary of Centennial HoldCo. Employees of Centennial Management provide substantially all of their services to the Predecessor and in substance the incentive unit holders are employees of the Predecessor; therefore, Follow‑On’s incentive units have been treated as obligations of the Predecessor for accounting purposes.

In April 2015, Tier I, Tier II, Tier III, Tier IV and Tier V incentive units were issued.

The following table summarizes Follow‑On’s incentive unit activity for the year ended December 31, 2015:

	Tier I	Tier II	Tier III	Tier IV	Tier V
Incentive units at December 31, 2014	—	—	—	—	—
Forfeited	(5,000)	(5,000)	(5,000)	(5,000)	(5,000)
Granted	919,000	919,000	919,000	919,000	919,000
Incentive units at December 31, 2015	914,000	914,000	914,000	914,000	914,000
Vested at December 31, 2015	121,197	121,197	—	—	—

All of the incentive units are non‑voting and subject to certain vesting and performance conditions. The terms of the incentive units are as follows: Tier I and Tier II incentive units vest ratably over five years, but are subject to forfeiture if payout is not achieved. In addition, all unvested Tier I and Tier II incentive units vest immediately upon Tier I and Tier II payout, respectively. Tier III, IV and V incentive units vest only upon the achievement of certain payout thresholds for each such tier and each tier of incentive units is subject to forfeiture if the applicable required payouts are not achieved. In addition, vested and unvested incentive units are forfeited if an incentive unit holder’s employment is terminated for any reason or if the incentive unit holder voluntarily terminates their employment. Payouts for each Tier I through V are based upon achievement of specified rates of return on Follow‑On’s invested capital.

The incentive units are issued to employees in return for services provided and cash payout is based, in part, on the value of Follow‑On’s equity; therefore, the incentive units are accounted for as liability awards under FASB ASC Topic 718, Compensation—Stock Compensation, with compensation expense based on period‑end fair value. The achievement of payout conditions is a performance condition that requires the Predecessor to assess, at each reporting period, the probability that an event of payout will occur. Compensation cost is required to be recognized at such time that the payout terms are probable of being met. No incentive compensation expense was recorded at December 31, 2015 or 2014, because it was not probable that the performance criterion would be met.

Centennial HoldCo Incentive Units

As of December 31, 2015 and 2014, Tier I, Tier II, Tier III, Tier IV and Tier V incentive units had been issued to certain employees of Centennial Management. Employees of Centennial Management provide substantially all of their services to the Predecessor and in substance the incentive unit holders are employees of the Predecessor. Therefore, Centennial HoldCo’s incentive units have been treated as obligations of the Predecessor for accounting purposes.

The following table summarizes Centennial HoldCo’s incentive unit activity for the years ended December 31, 2015 and 2014:

	Tier I	Tier II	Tier III	Tier IV	Tier V
Incentive units at December 31, 2013	655,000	655,000	655,000	655,000	655,000
Forfeited	—	—	—	—	—
Granted	254,000	254,000	254,000	254,000	254,000
Incentive units at December 31, 2014	909,000	909,000	909,000	909,000	909,000
Forfeited	(6,000)	(6,000)	(6,000)	(6,000)	(6,000)
Granted	11,000	11,000	11,000	11,000	11,000
Incentive units at December 31, 2015	914,000	914,000	914,000	914,000	914,000
Vested at December 31, 2015	370,517	370,517	—	—	—

All of the incentive units are non‑voting and subject to certain vesting and performance conditions. The terms of the incentive units are as follows: Tier I and Tier II incentive units vest ratably over five years, but are subject to forfeiture if payout is not achieved. In addition, all unvested Tier I and Tier II incentive units vest immediately upon Tier I and Tier II payout, respectively. Tier III, IV and V incentive units vest only upon the achievement of certain payout thresholds for each such tier and each tier of incentive units is subject to forfeiture if the applicable required payouts are not achieved. In addition, vested and unvested incentive units are forfeited if an incentive unit holder’s employment is terminated for any reason or if the incentive unit holder voluntarily terminates their employment. Payouts for each Tier I through Tier V are based upon achievement of specified rates of return on Centennial HoldCo’s invested capital.

The incentive units are issued to employees in return for services provided and cash payout is based, in part, on the value of Centennial HoldCo’s equity; therefore, the incentive units are accounted for as liability awards under FASB ASC Topic 718, Compensation—Stock Compensation, with compensation expense based on period‑end fair value. The achievement of payout conditions is a performance condition that requires the Predecessor to assess, at each reporting period, the probability that an event of payout will occur. Compensation cost is required to be recognized at such time that the payout terms are probable of being met. No incentive compensation expense was recorded at December 31, 2015 or 2014, because it was not probable that the performance criterion would be met.

Centennial OpCo Incentive Units

Under Centennial OpCo’s Second Amended and Restated Limited Liability Company Agreement, Centennial OpCo issued certain incentive units to its management and employees. All of the incentive units were non‑voting and subject to certain vesting and performance conditions. The incentive units were accounted for as liability awards and compensation expense is based on period‑end fair value.

On March 31, 2014, Centennial HoldCo agreed to purchase the entirety of Centennial OpCo’s issued and outstanding incentive units for total consideration of $12.4 million (the “Incentive Unit Purchase”). The closing and funding of the Incentive Unit Purchase occurred separately for each employee in accordance with each individual Membership Interest Purchase Agreement during the second and third quarters of 2014 and is included within the General and administrative expense line item in the consolidated and combined statements of operations for the year ended December 31, 2014. Additionally, the Predecessor recorded a capital contribution from Centennial HoldCo of $12.4 million for funding of the Incentive Unit Purchase during the year ended December 31, 2014. As a result of the Incentive Unit Purchase, all of Centennial OpCo’s incentive units were fully settled and terminated as of August 31, 2014.

The following table summarizes Centennial OpCo’s incentive unit activity for the years ended December 31, 2014 and 2013:

	Tier I	Tier II	Tier III	Tier IV	Tier V
Incentive units at December 31, 2012	941,252	—	935,004	939,137	939,137
Forfeited	(4,557)	(1,519)	(4,557)	—	—
Settled	(132,322)	(132,322)	(132,322)	(136,681)	(136,681)
Granted	45,877	984,091	45,865	45,893	45,893
Incentive units at December 31, 2013	850,250	850,250	843,990	848,349	848,349
Forfeited	—	—	—	—	—
Settled	(866,159)	(866,159)	(843,990)	(848,349)	(848,349)
Granted	15,909	15,909	—	—	—
Incentive units at December 31, 2014	—	—	—	—	—